As filed with the Securities and Exchange Commission on March 31, 2010

1933 Act Registration No. 333-68105
1940 Act Registration No. 811-09121

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 24	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 26	[X]

JNL VARIABLE FUND LLC
(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 338-5801

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:

Susan S. Rhee, Esq.	Jorden Burt LLP
JNL Variable Fund LLC	1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary	Suite 400 East
1 Corporate Way	Washington, D.C. 20007
Lansing, Michigan 48951	Attn: Gary Cohen

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 29, 2010 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on _________________pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on _________________pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 24, is to designate a new effective date of the Post-Effective Amendment No. 23, which was filed on March 2, 2010 (Accession No. 0001072428-10-000010). Parts A, B and C of Post-Effective Amendment No. 23 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 31st day of March, 2010.

JNL VARIABLE FUND LLC
By:	/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee* Michael Bouchard Manager	March 31, 2010

/s/ William Crowley by Susan S. Rhee* William Crowley Manager	March 31, 2010

/s/ Dominic D’Annunzio by Susan S. Rhee* Dominic D’Annunzio Manager	March 31, 2010

/s/ Michelle Engler by Susan S. Rhee* Michelle Engler Manager	March 31, 2010

/s/ James Henry by Susan S. Rhee* James Henry Manager	March 31, 2010

/s/ Daniel W. Koors by Susan S. Rhee* Daniel W. Koors Vice President, Chief Financial Officer and Treasurer	March 31, 2010

/s/ Richard D. McLellan by Susan S. Rhee* Richard D. McLellan Manager	March 31, 2010

/s/ Mark D. Nerud by Susan S. Rhee* Mark D. Nerud President and Manager	March 31, 2010

/s/ William R. Rybak by Susan S. Rhee* William R. Rybak Manager	March 31, 2010

/s/ Patricia A. Woodworth by Susan S. Rhee* Patricia A. Woodworth Manager	March 31, 2010
* By Susan S. Rhee, Attorney In Fact